Employee Benefits - Additional Information (Detail) € in Thousands		12 Months Ended
		Dec. 31, 2016 EUR (€) Companies Person	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries		€ 1,279,550	€ 1,165,433	€ 985,883
Senior management (excluding Board of Management) bonus, lower range		0.00%
Senior management (excluding Board of Management) bonus, higher range		75.00%
Share-based payments		€ 47,701	59,070	63,380
Tax benefit recognized related to recognized share-based compensation costs		10,000	13,800	14,900
Total compensation costs to be recognized in future periods		€ 83,200	€ 65,400	€ 69,800
Weighted average period to be recognized in future in years		1 year 11 months 9 days	1 year 8 months	1 year 7 months
Period after deferral that participants elect to receive funds in future periods after earlier of the employment termination or their withdrawal election		3 years
Company's liability under deferred compensation plans		€ 40,600	€ 33,100
Number of Dutch payroll employees in multi-employer union plan | Person		7,033
Number of companies which are covered by Multi Employer Plan | Companies		1,300
Number of contributing members in multi-employer plan | Person		148,000
Contribution to the multi-employer union plan, percentage			7.60%
Multi employer plan coverage ratio		91.80%	97.70%
Percentage of contributions		23.60%		24.10%
Percentage of contributions in year two			23.60%
Percentage of contributions in year three		23.60%
Percentage of contributions in year four		23.60%
Percentage of contributions in year five		23.60%
Cymer Acquisition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Senior management (excluding Board of Management) bonus, lower range		0.00%
Senior management (excluding Board of Management) bonus, higher range		150.00%
Employee Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing bonus, lower range		0.00%
Profit sharing bonus, higher range		20.00%
Profit sharing percentage		16.00%	18.00%	16.00%
Individual Variable Pay and Sales Reward [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries		€ 33,800	€ 32,000	€ 25,900
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition, period		3 years
Expiration period of unexercised stock options		10 years
Employee Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of annual gross base salary for which an employee can participate in stock option and share plan		10.00%
Minimum period for retaining the shares or stock options to qualify for cash bonus (months)		12 months
Percentage of bonus on initial participation amount after minimum period for retaining the shares or stock options		20.00%
Deferred Profit Sharing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries		€ 93,300	95,100	71,300
Deferred Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries		52,018	47,967	48,957
Deferred Bonus [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries	[1]	€ 3,545	€ 3,405	€ 3,495
Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of granted shares options		3 years

[1]	1.Bonus expenses in relation to the STI cash bonus for our BoM and former BoM. Former BoM is only applicable in 2014.